Interest in Other Entities (Tables)	6 Months Ended
Jun. 30, 2023
Interest in Other Entities [Abstract]
Schedule of General Information	General information
	Main place of the business	Ownership rights held by the Company %	Ownership rights held by non- controlling interests %
June 30, 2023
Jeffs’ Brands	Israel	34.87	65.13
Eventer	Israel	46.21	53.79
Fuel Doctor	USA	67	33
GERD IP	USA	90	10
Gix Internet	Israel	42.25	57.75
	Main place of the business	Ownership rights held by the Company %	Ownership rights held by non- controlling interests %
December 31, 2022
Jeffs’ Brands	Israel	35.94	64.06
Eventer	Israel	46.21	53.79
Charging Robotics	Israel	100	-
GERD IP	USA	90	10
Gix Internet	Israel	42.25	57.75

Schedule of Statement of Financial Position	Summarized statement of financial position:
	June 30, 2023	December 31, 2022
	USD in thousands (*)

Current assets	2,044	1,829
Non-current assets	1,315	1,379
Current liabilities	3,234	2,766
Non-current liabilities	-	476
Equity (Deficit)	125	(34)
(*)	Translated according to the exchange rate at the date of each statement of financial position.
	June 30, 2023	December 31, 2022
	USD in thousands

Current assets	5,457	11,033
Non-current assets	9,622	4,743
Current liabilities	5,239	5,133
Non-current liabilities	88	98
Equity	9,752	10,545
	June 30, 2023	December 31, 2022
	USD in thousands (*)

Current assets	22,701	26,481
Non-current assets	15,367	16,549
Current liabilities	27,692	29,529
Non-current liabilities	4,069	4,127
Equity	6,307	9,374
Equity attributable to Gix Internet shareholders	2,517	4,804
Non-controlling interests	3,790	4,570

Schedule of Comprehensive Income	Summarized statement of comprehensive income:
	Six months ended June 30,
	2023	2022
	USD in thousands (**)

Revenues	1,498	1,472
Net profit (loss) for the period	111	(587)
Summarized statement of comprehensive income:
	Six months ended June 30,
	2023	2022
	USD in thousands

Revenues	3,871	2,343
Net loss for the period	(1,079)	(1,526)
	Six months ended June 30, 2023	March 1, 2022- June 30, 2022
	USD in thousands (**)

Revenues	48,016	31,144
Net profit (loss) for the period	(122)	164

Schedule of Cash Flows	Summarized statement of cash flows:
	Six months ended June 30,
	2023	2022
	USD in thousands (**)

Cash flow from operating activities	199	1,235
Cash flow used in investing activities	(6)	(6)
Cash flow used in financing activities	-	(146)
Losses from exchange differences on cash and cash equivalents	(79)	(288)
Net increase in cash and cash equivalents	114	795
(**)	Translated according to the average exchange rates for each period.

	Six months ended June 30,
	2023	2022
	USD in thousands

Cash flow used in operating activities	(749)	(1,054)
Cash flow used in investing activities	(4,998)	(3)
Cash flow from (used in) financing activities	(119)	731
Net decrease in cash and cash equivalents	(5,866)	(326)

	Six months ended June 30, 2023	March 1, 2022- June 30, 2022
	USD in thousands (**)

Cash flow from operating activities	993	989
Cash flow used in investing activities	(8)	(9)
Cash flow from (used in) financing activities	(1,851)	1,661
Gain from exchange differences on cash and cash equivalents	109	51
Net increase (decrease) in cash and cash equivalents	(757)	2,692
(**)	translated at average exchange rates for each period.

Schedule of Non-Controlling Interest	Balance of non-controlling interests:
	June 30, 2023	December 31, 2022
	USD in thousands

Eventer	860	721
Jeffs’ Brands	6,727	7,199
Charging Robotics	-	91
Gix Internet	4,724	7,480
GERD IP	57	57
Fuel Doctor	316	-
	12,684	15,548

Schedule of Profit (Loss) Attributed to Non-Controlling Interest	Profit (Loss) attributed to non-controlling interests:
	Six months ended June 30,
	2023	2022
	USD in thousands

Eventer	88	(307)
Jeffs’ Brands	(661)	(793)
Gix Internet	(668)	(65)
GERD IP	-	7
Fuel Doctor	(95)	-
	(1,336)	(1,158)

Schedule of Total Investment According to the Equity Method	This table summarizes the total investments accounted for using the equity method:
	June 30, 2023	December 31, 2022
	USD in thousands

Odysight.ai (note 3C)	-	9,375
Parazero (note 3K)	592	976
Laminera (note 3L)	1,142	1,176
Polyrizon (note 3G)	643	214
SciSparc Nutraceuticals (note 3E)	2,944	-
Revoltz (note 3H)	133	151
	5,454	11,892

Schedule of Summarizes the Total Loss From Investments Accounted for Using the Equity Method	This table summarizes the total equity losses from investments accounted for using the equity method:
	Six months ended June 30,
	2023	2022
	USD in thousands

Odysight.ai (note 3C)	655	1,073
Gix Internet (note 3F)	-	215
Parazero (note 3K)	384	295
Laminera (note 3L)	34	81
Polyrizon (note 3G)	65	159
Elbit Imaging	-	78
SciSparc Nutraceuticals (note 3E)	89	-
Revoltz (note 3H)	11	9
	1,238	1,910

Schedule of Summarize the Company’s Rights in Share Capital and Voting Rights	This table summarize the Company’s rights in share capital and voting rights:
	Main place of business	Company rights in share capital and voting rights
June 30, 2023
Parazero	Israel	40.35%
Laminera	Israel	19.70%
Polyrizon	Israel	40.22%
Revoltz	Israel	19.90%
SciSparc Nutraceuticals	USA	49.9%
December 31, 2022
Parazero	Israel	40.35%
Laminera	Israel	19.70%
Polyrizon	Israel	37.03%
Revoltz	Israel	19.90%
Odysight.ai	Israel	27.02%
Fuel Doctor	Israel	28.63%

Schedule of Activity in Investment Account	Activity in investment account:
January 1, 2023- March 21, 2023
USD in thousands
Investment as of January 1, 2023	9,375
Loss for the period	(655)
Balance as of March 21, 2023	8,720
Loss as a result of transition to FVTPL	(2,946)
Fair value of the investment as of March 21, 2023	5,774

February 23, 2023 – June 30, 2023
USD in thousands
Balance as of January 1, 2023	-
Purchase on February 23, 2023	3,033
Loss for the period	(89)
Balance as of June 30, 2023	2,944

For the six months ended June 30, 2023
USD in thousands
Balance as of January 1, 2023	214
Loss for the period	(65)
Additional purchase on June 20, 2023	180
Safe conversion into shares	314
Balance as of June 30, 2023	643

For the six months ended June 30, 2023
USD in thousands
Balance as of January 1, 2023	976
Loss for the period	(384)
Balance as of June 30, 2023	592

For the six months ended June 30, 2023
USD in thousands
Balance as of January 1, 2023	1,176
Loss for the period	(20)
Excess cost amortization	(14)
Balance as of June 30, 2023	1,142

Schedule of Short Term Loans	Short term loans:
	June 30, 2023	December 31, 2022
	USD in thousands

Short term bank loans	5,973	5,025
Current maturities of long-term loans	1,879	1,500
	7,852	6,525

Schedule of Long Term Loans	Long term loans:
	June 30, 2023	December 31, 2022
	USD in thousands

Long term bank loans	3,128	2,881
	3,128	2,881